Subsequent Events - Additional Information (Detail) - Subsequent Events [Member] - Merger Agreement [Member]	Jan. 28, 2020 USD ($)
Subsequent Event [Line Items]
Termination fee	$ 500,000
Maximum [Member]
Subsequent Event [Line Items]
Reimburse the other party’s expenses	$ 350,000